ORGANIZATION (Details Narrative) - USD ($)			12 Months Ended
	Feb. 12, 2020	Oct. 09, 2019	Dec. 31, 2021	Dec. 31, 2022	Feb. 15, 2022
Reverse stock split, description	stock split ratio of 1-for-6	range from one-for-two (1-for-2) to one-for-ten (1-for-10)
Bonum Health Hub [Member]
Loss on inventory investments			$ 143,891
Trxade, Inc.[Member]
Equity method investment, ownership percentage				100.00%
SosRx LLC [Member]
Equity method investment, ownership percentage					51.00%
Exchange Health LLC [Member]
Equity method investment, ownership percentage					49.00%